Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments Not Designated as Hedge (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts	$ 10	$ 10
Forward Contracts [Member] | Other Income and Expenses, Net [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts	$ 10	$ 10